NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Summary of Movements in Noncontrolling Interest	The following tables show the movements in total noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31, 2025 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	19	65	84
Contributions from sale of noncontrolling interest	—	16	16
Net income attributable to noncontrolling interest	2	8	10
Distributions to noncontrolling interest	(2)	(10)	(12)
Noncontrolling interest - ending	19	79	98

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	65	85
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(3)	(7)	(10)
Noncontrolling interest - ending	19	65	84
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31, 2025 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	19	44	63
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(2)	(7)	(9)
Noncontrolling interest - ending	19	42	61

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	44	64
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(3)	(5)	(8)
Noncontrolling interest - ending	19	44	63
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Noncontrolling interest - beginning	21	21
Net income attributable to noncontrolling interest	2	2
Distributions to noncontrolling interest	(3)	(2)
Noncontrolling interest - ending	20	21
The following table shows the movements in CLLP noncontrolling interest during the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)	2025	2024
Noncontrolling interest - beginning	—	—
Contributions from sale of noncontrolling interest	16	—
Net income attributable to noncontrolling interest	1	—
Noncontrolling interest - ending	17	—